Furniture, Equipment and Leasehold Improvements, Net (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013
Furniture, equipment and leasehold improvements [Abstract]
Furniture, equipment and leasehold improvements, gross	$ 798,725,000		$ 798,725,000	$ 913,945,000
Less: Accumulated depreciation and amortization	(602,600,000)		(602,600,000)	(640,841,000)
Furniture, equipment and leasehold improvements, net	196,125,000		196,125,000	273,104,000		183,577,000
Additional disclosure [Abstract]
Depreciation and amortization expense			52,800,000	60,900,000	59,600,000
Pre-tax real estate charges	38,900,000	168,100,000	223,000,000	7,200,000	101,700,000
Leasehold improvements, furniture and equipment included in the real estate charges			41,400,000	4,600,000	25,500,000
Furniture and Equipment [Member]
Furniture, equipment and leasehold improvements [Abstract]
Furniture, equipment and leasehold improvements, gross	525,292,000		525,292,000	564,958,000
Leasehold Improvements [Member]
Furniture, equipment and leasehold improvements [Abstract]
Furniture, equipment and leasehold improvements, gross	$ 273,433,000		$ 273,433,000	$ 348,987,000